Provisions for employees' benefits - Plan assets of pension and pension bonds (Details) - Pension trust - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans
Assets of benefit plan	$ 10,398,810	$ 12,068,525
Floating interest rate
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	291,847	1,026,862
Foreign currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,762,899	113,012
Local currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	4,810,813	5,422,709
Bonds of private entities
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,674,431	2,393,322
Bonds issued by the national government
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,552,690	2,758,728
Other public bonds
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	201,508	302,254
Bonds of foreign entities
Disclosure of defined benefit plans
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 104,622	$ 51,638